Intangible Assets, Net - Summary of Intangible Assets, Movement for the Period (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 26,480	R$ 87,593	R$ 52,659	R$ 40,510
Additions	15,433	51,053	50,221	25,137
Disposals			(187)	(91)
Amortization for the period	(7,041)	(23,292)	(13,911)	(12,735)
Tranfers				(237)
Net exchange differences arising from translation adjustments	146	485	(1,189)	75
Ending balance	35,018	115,839	87,593	52,659
Software purchased [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		14,471	18,219	14,884
Additions		4,850	1,738	8,404
Disposals				(91)
Amortization for the period		(6,320)	(5,777)	(10,554)
Tranfers		1,475	316	5,568
Net exchange differences arising from translation adjustments		(2)	(25)	8
Ending balance	4,375	14,474	14,471	18,219
Software developed [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		38,560	26,794	16,495
Additions		10,641	15,722	5,413
Disposals			(187)
Amortization for the period		(16,972)	(8,134)	(2,181)
Tranfers		27,852	5,529	7,001
Net exchange differences arising from translation adjustments		474	(1,164)	66
Ending balance	18,307	60,555	38,560	26,794
Software under development [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		20,002	7,087	8,774
Additions		35,562	18,760	11,320
Tranfers		(29,327)	(5,845)	(13,008)
Net exchange differences arising from translation adjustments		13		1
Ending balance	7,935	26,250	20,002	7,087
Trademark [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		14,001
Additions			14,001
Ending balance	4,232	14,001	14,001
Other [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		559	559	357
Tranfers				202
Ending balance	$ 169	R$ 559	R$ 559	R$ 559